Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO#1(1) ($)	Compensation Actually Paid to PEO#1 ($)	Summary Compensation Table Total for PEO#2(2) ($)	Compensation Actually Paid to PEO#2(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(5) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(7) ($)	Revenue Growth(8) (%)
							Total Shareholder Return(6) ($)	Peer Group Total Shareholder Return(6) ($)

2025	—	—	7,453,235	10,001,933	2,533,024	3,390,189	65.95	122.96	(18.9)	20
2024	—	—	7,087,404	2,489,030	2,516,945	951,594	46.89	114.00	(30.9)	20
2023	—	—	3,713,871	7,085,626	1,958,890	3,453,403	70.20	105.01	(43.3)	31
2022	—	—	4,893,959	2,616,198	2,243,715	1,185,889	45.48	100.85	(61.3)	18
2021	4,347,631	1,058,832	3,430,641	2,203,680	2,075,023	1,418,469	74.28	124.56	(56.6)	23

Company Selected Measure Name	revenue growth
Named Executive Officers, Footnote	The dollar amounts represent the amounts of total compensation reported for Mr. Dunn (our former CEO) for 2021 in the “Total” column of the Summary Compensation Table in our 2022 proxy statement.The dollar amounts represent the amounts of total compensation reported for Ms. Francis (our current CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”
PEO Total Compensation Amount	$ 7,453,235
PEO Actually Paid Compensation Amount	$ 10,001,933
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total ($)	Minus: Stock and Option Awards from Summary Compensation Table ($)	Plus: Year-End Equity Value of Unvested Awards Granted During Year ($)	Plus: Change in Value of Unvested Awards Granted in Prior Years ($)	Plus: Value of Awards Granted and Vested During Year ($)	Plus: Change in Value of Prior Years’ Awards Vested During Year ($)	Compensation Actually Paid ($)

2025	7,453,235	6,038,710	6,299,397	1,508,760	395,690	383,561	10,001,933

Non-PEO NEO Average Total Compensation Amount	$ 2,533,024	$ 2,516,945	$ 1,958,890	$ 2,243,715	$ 2,075,023
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,390,189	951,594	3,453,403	1,185,889	1,418,469
Adjustment to Non-PEO NEO Compensation Footnote

Year	Avg. Summary Compensation Table Total ($)	Minus Avg. Stock and Option Awards from Summary Compensation Table ($)	Plus Avg. Year-End Equity Value of Unvested Awards Granted During Year ($)	Plus Avg. Change in Value of Unvested Awards Granted in Prior Years ($)	Plus Avg. Value of Awards Granted and Vested During Year ($)	Plus Avg. Change in Value of Prior Years’ Awards Vested During Year ($)	Avg. Compensation Actually Paid ($)

2025	2,533,024	1,709,490	1,761,780	491,137	200,259	113,479	3,390,189

Compensation Actually Paid vs. Total Shareholder Return
The following graph shows the relationship between compensation actually paid and our TSR and that of a comparative index (the NASDAQ Medical Equipment Index). TSR shows the cumulative total return on an investment of $100 in cash on December 31, 2020 through December 31, 2025, assuming that any dividends were reinvested. The return shown on the graph below is not necessarily indicative of future performance, and we do not make or endorse any predictions as to future stockholder returns.

Compensation Actually Paid vs. Net Income	The following graph shows the relationship between compensation actually paid and Net Loss:
Compensation Actually Paid vs. Company Selected Measure	The following graph shows the relationship between compensation actually paid and Revenue Growth:
Tabular List, Table
The most important financial performance measures used by the company to link compensation actually paid to the company’s Named Executive Officers for the most recently completed fiscal year to the company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis”.
•Revenue Growth
•Adjusted EBITDA
•New Product Milestones
•People and Culture metrics
•Relative Total Shareholder Return as compared to a group of industry peers

Total Shareholder Return Amount	$ 65.95	46.89	70.20	45.48	74.28
Peer Group Total Shareholder Return Amount	122.96	114.00	105.01	100.85	124.56
Net Income (Loss)	$ (18,900,000)	$ (30,900,000)	$ (43,300,000)	$ (61,300,000)	$ (56,600,000)
Company Selected Measure Amount	0.20	0.20	0.31	0.18	0.23
PEO Name	Ms. Francis	Ms. Francis	Ms. Francis	Mr. Dunn	Mr. Dunn
Additional 402(v) Disclosure	The dollar amounts represent the amount of “compensation actually paid” to Ms. Francis, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Francis during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Francis’s total compensation for 2025 to determine the compensation actually paid: The dollar amounts represent the average of the amounts reported for our non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year were Mr. Maheshwari, Mr. Recupero, and Mr. Pisetsky.The dollar amounts represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for 2025 to determine the compensation actually paid, using the same methodology described above in footnote 4:For the relevant fiscal year, represents the cumulative TSR of our common stock and the NASDAQ Medical Equipment Index at the end of each fiscal year. Cumulative TSR is calculated by dividing a fixed investment of $100 at the beginning of the measurement period (December 31, 2020) into a number of shares by the value of that investment at the end of the respective year plus the cumulative amount of dividends for the period, assuming dividend reinvestment. The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.As required by Item 402(v) of Regulation S-K, we have determined that revenue growth is the Company-Selected Measure. The revenue growth percentage reported is based on consolidated revenue reflected in our audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	New Product Milestones
Measure:: 4
Pay vs Performance Disclosure
Name	People and Culture metrics
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return as compared to a group of industry peers
Mr. Dunn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0	$ 4,347,631
PEO Actually Paid Compensation Amount	0	0	0	0	1,058,832
Ms. Francis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,453,235	7,087,404	3,713,871	4,893,959	3,430,641
PEO Actually Paid Compensation Amount	10,001,933	$ 2,489,030	$ 7,085,626	$ 2,616,198	$ 2,203,680
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,038,710)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,299,397
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,508,760
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	395,690
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	383,561
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,709,490)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,761,780
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	491,137
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,259
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 113,479